FINANCIAL INSTRUMENTS (Schedule of carrying value and estimated fair value of financial assets and liabilities) (Details) $ in Thousands, kr in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 NOK (kr)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non-derivatives:
Equity securities	$ 5,866			$ 7,283
Derivatives:
Total derivative instruments - short-term assets	1,355			1,936
Total derivative instruments - long-term assets	$ 23,717			26,716
NOK700 million senior unsecured floating rate bonds due 2023
Non-derivatives:
Principal debt amount | kr		kr 700
NOK700 million senior unsecured floating rate bonds due 2024
Non-derivatives:
Principal debt amount | kr		700
NOK600 million senior unsecured floating rate bonds due 2025
Non-derivatives:
Principal debt amount | kr		kr 600
4.875% senior unsecured convertible bonds due 2023
Non-derivatives:
Senior unsecured convertible notes interest rate (in percentage)	4.875%	4.875%
7.25% senior unsecured sustainability-linked bonds due 2026
Non-derivatives:
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Non-derivatives:
Long-term debt	$ 150,000
Principal debt amount			$ 150,000
Senior unsecured convertible notes interest rate (in percentage)	8.875%	8.875%
Carrying value | Fair value, measurements, recurring
Non-derivatives:
Equity securities	$ 5,866			7,283
Derivatives:
Total derivative instruments - short-term assets	1,355			1,936
Total derivative instruments - long-term assets	23,717			26,716
Interest rate/currency swap contracts - short-term payables	25,230			16,861
Interest rate/currency swap contracts, long-term payables	12,416			14,357
Carrying value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2023
Non-derivatives:
Long-term debt	37,933			71,243
Carrying value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2024
Non-derivatives:
Long-term debt	64,775			70,734
Carrying value | Fair value, measurements, recurring | NOK600 million senior unsecured floating rate bonds due 2025
Non-derivatives:
Long-term debt	54,989			60,048
Carrying value | Fair value, measurements, recurring | 4.875% senior unsecured convertible bonds due 2023
Non-derivatives:
Long-term debt	0			137,900
Carrying value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Non-derivatives:
Long-term debt	150,000			150,000
Carrying value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Non-derivatives:
Long-term debt	150,000			0
Fair value | Fair value, measurements, recurring
Non-derivatives:
Equity securities	5,866			7,283
Derivatives:
Total derivative instruments - short-term assets	1,355			1,936
Total derivative instruments - long-term assets	23,717			26,716
Interest rate/currency swap contracts - short-term payables	25,230			16,861
Interest rate/currency swap contracts, long-term payables	12,416			14,357
Fair value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2023
Non-derivatives:
Long-term debt	38,123			71,421
Fair value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2024
Non-derivatives:
Long-term debt	65,585			70,734
Fair value | Fair value, measurements, recurring | NOK600 million senior unsecured floating rate bonds due 2025
Non-derivatives:
Long-term debt	56,020			60,348
Fair value | Fair value, measurements, recurring | 4.875% senior unsecured convertible bonds due 2023
Non-derivatives:
Long-term debt	0			137,211
Fair value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Non-derivatives:
Long-term debt	144,255			144,188
Fair value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Non-derivatives:
Long-term debt	$ 150,000			$ 0